Pension, Savings, And Other Employee Benefits (Schedule Of Retiree Medical Plan Assets By Asset Category)(Details) - Retiree Medical Plan [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 16,128,000	$ 16,639,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	16,128,000	16,639,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	365,000	425,000
Cash Equivalents And Money Market Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	365,000	425,000
Cash Equivalents And Money Market Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Cash Equivalents And Money Market Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Equity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	9,562,000	9,627,000
Equity Mutual Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	9,562,000	9,627,000
Equity Mutual Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Equity Mutual Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Fixed Income Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	6,201,000	6,587,000
Fixed Income Mutual Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	6,201,000	6,587,000
Fixed Income Mutual Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	0	0
Fixed Income Mutual Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of retiree medical plan assets	$ 0	$ 0